Note Related party transactions (Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Deposits	$ (218,000)	$ (24,000)
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Loans	980	4,652
Accounts receivables (Other assets)	10	22
Deposits	(18,808)	(2,685)
Total	$ (17,818)	$ 1,989